Condensed Balance Sheets (Parenthetical) - $ / shares	9 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares, outstanding	0
Common Class A [Member]
Temporary equity shares outstanding	0	23,000,000
Temporary equity, redemption price per share	$ 10	$ 10.008
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares, issued	0	0
Common stock, shares, outstanding	0	0
Common Class B [Member]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares, issued	9,857,142	9,857,142
Common stock, shares, outstanding	9,857,142	9,857,142
Shares issued, shares, share-based payment arrangement, forfeited	1,285,714